UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Four-in-One Index

Fund

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. Various account fees may also be payable to the custodian for certain services. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, as a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. Various account fees may also be payable to the custodian for certain services. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, as a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Actual	$ 1,000.00	$ 974.50	$ .40
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.59	$ .41

* Expenses are equal to the Fund's annualized expense ratio of .08%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Semiannual Report

Investment Changes

Fund Holdings as of August 31, 2004
	% of fund's investments	% of fund's investments 6 months ago	Targeted investment allocation
Spartan® 500 Index Fund	55.3%	54.9%	55.0%
Spartan Extended Market Index Fund	15.1	15.0	15.0
Spartan International Index Fund	15.0	15.0	15.0
Fidelity® U.S. Bond Index Fund	14.6	15.1	15.0
	100.0%	100.0%	100.0%
Asset Allocation (% of fund's investments)
As of August 31, 2004	As of February 29, 2004
Domestic Equity Funds 70.4%	Domestic Equity Funds 69.9%
International Equity Funds 15.0%	International Equity Funds 15.0%
Investment Grade Fixed-Income Funds 14.6%	Investment Grade Fixed-Income Funds 15.1%

Semiannual Report

Investments August 31, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.4%
Spartan 500 Index Fund	4,679,575	$ 357,987,487
Spartan Extended Market Index Fund	3,574,689	97,410,286
TOTAL DOMESTIC EQUITY FUNDS		455,397,773
International Equity Funds - 15.0%
Spartan International Index Fund	3,512,892	97,096,343
TOTAL EQUITY FUNDS (Cost $583,749,431)		552,494,116
Fixed-Income Funds - 14.6%

Investment Grade Fixed-Income Funds - 14.6%
Fidelity U.S. Bond Index Fund (Cost $92,019,604)	8,474,947	94,665,160
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $675,769,035)		$ 647,159,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $675,769,035) - See accompanying schedule		$ 647,159,276
Cash		31
Receivable for fund shares sold		456,417
Receivable from investment adviser for expense reductions		10,431
Total assets		647,626,155

Liabilities
Payable for investments purchased	$ 175,261
Payable for fund shares redeemed	231,018
Accrued management fee	52,561
Total liabilities		458,840

Net Assets		$ 647,167,315
Net Assets consist of:
Paid in capital		$ 674,948,062
Undistributed net investment income		3,360,135
Accumulated undistributed net realized gain (loss) on investments		(2,531,123)
Net unrealized appreciation (depreciation) on investments		(28,609,759)
Net Assets, for 28,170,167 shares outstanding		$ 647,167,315
Net Asset Value, offering price and redemption price per share ($647,167,315 ÷ 28,170,167 shares)		$ 22.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,702,464
Interest		23
Total income		3,702,487

Expenses
Management fee	$ 300,370
Non-interested trustees' compensation	1,499
Total expenses before reductions	301,869
Expense reductions	(60,707)	241,162
Net investment income (loss)		3,461,325
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(217,591)
Capital gain distributions from underlying funds	461,760	244,169
Change in net unrealized appreciation (depreciation) on underlying funds		(18,584,598)
Net gain (loss)		(18,340,429)
Net increase (decrease) in net assets resulting from operations		$ (14,879,104)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,461,325	$ 6,706,522
Net realized gain (loss)	244,169	6,300,308
Change in net unrealized appreciation (depreciation)	(18,584,598)	104,947,274
Net increase (decrease) in net assets resulting from operations	(14,879,104)	117,954,104
Distributions to shareholders from net investment income	(489,553)	(6,877,055)
Distributions to shareholders from net realized gain	(489,536)	-
Total distributions	(979,089)	(6,877,055)
Share transactions Net proceeds from sales of shares	158,725,556	234,846,167
Reinvestment of distributions	933,640	6,403,823
Cost of shares redeemed	(48,934,954)	(65,347,606)
Net increase (decrease) in net assets resulting from share transactions	110,724,242	175,902,384
Total increase (decrease) in net assets	94,866,049	286,979,433

Net Assets
Beginning of period	552,301,266	265,321,833
End of period (including undistributed net investment income of $3,360,135 and undistributed net investment income of $552,092, respectively)	$ 647,167,315	$ 552,301,266
Other Information Shares
Sold	6,860,057	10,961,198
Issued in reinvestment of distributions	39,428	287,702
Redeemed	(2,126,549)	(3,122,172)
Net increase (decrease)	4,772,936	8,126,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004H	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 17.37	$ 21.29	$ 23.64	$ 27.07	$ 25.00
Income from Investment Operations
Net investment income (loss)D	.13	.37	.36	.39	.47	.37
Net realized and unrealized gain (loss)	(.73)	6.21	(3.90)	(2.26)	(3.23)	1.94
Total from investment operations	(.60)	6.58	(3.54)	(1.87)	(2.76)	2.31
Distributions from net investment income	(.02)	(.34)	(.38)	(.45)	(.50)	(.24)
Distributions in excess of net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	(.02)	-	-	(.03)	(.10)	-
Total distributions	(.04)	(.34)	(.38)	(.48)	(.67)	(.24)
Net asset value, end of period	$ 22.97	$ 23.61	$ 17.37	$ 21.29	$ 23.64	$ 27.07
Total ReturnB,C	(2.55)%	38.01%	(16.70)%	(7.97)%	(10.35)%	9.24%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of voluntary waivers, if any	.08%A	.08%	.08%	.08%	.08%	.08%A
Expenses net of all reductions	.08%A	.08%	.08%	.08%	.08%	.08%A
Net investment income (loss)	1.15%A	1.76%	1.87%	1.77%	1.77%	2.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,167	$ 552,301	$ 265,322	$ 286,443	$ 318,033	$ 314,963
Portfolio turnover rate	2%A	7%	18%	21%	23%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 29, 1999 (commencement of operations) to February 29, 2000.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Four-in-One Index Fund (the fund) is a fund of Fidelity Oxford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The fund primarily invests in a combination of Fidelity index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 23,331,494
Unrealized depreciation	(54,632,019)
Net unrealized appreciation (depreciation)	$ (31,300,525)
Cost for federal income tax purposes	$ 678,459,801

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), which are paid to the fund, are then paid to the underlying funds with redemption fees. For the period, the fund received $27,250, of which $13,942, $5,703, and $7,605 was paid to Spartan 500 Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund, respectively.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares aggregated $120,654,658 and $6,986,808, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the fund with investment management related services. For these services the fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the fund. Pursuant to this agreement, FMR pays all expenses of the fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of the fund's average net assets. The fund does not pay any fees for these services.

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent annual operating expenses exceeded ..08% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $60,676.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $31.

6. Other Information.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the fund was the owner of record of approximately 10% and 16% of the total outstanding shares of Spartan Extended Market Index Fund and Spartan International Index Fund, respectively.

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Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	285,612,638.29	76.111
Against	69,459,892.76	18.510
Abstain	16,504,826.87	4.398
Broker Non-Votes	3,680,149.20	.981
TOTAL	375,257,507.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	342,784,056.47	91.346
Withheld	32,473,450.65	8.654
TOTAL	375,257,507.12	100.000
Ralph F. Cox
Affirmative	342,165,143.17	91.181
Withheld	33,092,363.95	8.819
TOTAL	375,257,507.12	100.000
Laura B. Cronin
Affirmative	342,683,180.81	91.319
Withheld	32,574,326.31	8.681
TOTAL	375,257,507.12	100.000
Robert M. Gates
Affirmative	342,278,428.67	91.212
Withheld	32,979,078.45	8.788
TOTAL	375,257,507.12	100.000
George H. Heilmeier
Affirmative	342,429,142.69	91.252
Withheld	32,828,364.43	8.748
TOTAL	375,257,507.12	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	341,332,375.66	90.960
Withheld	33,925,131.46	9.040
TOTAL	375,257,507.12	100.000
Edward C. Johnson 3d
Affirmative	341,313,378.93	90.954
Withheld	33,944,128.19	9.046
TOTAL	375,257,507.12	100.000
Donald J. Kirk
Affirmative	341,753,734.94	91.072
Withheld	33,503,772.18	8.928
TOTAL	375,257,507.12	100.000
Marie L. Knowles
Affirmative	342,059,537.51	91.153
Withheld	33,197,969.61	8.847
TOTAL	375,257,507.12	100.000
Ned C. Lautenbach
Affirmative	342,070,847.89	91.156
Withheld	33,186,659.23	8.844
TOTAL	375,257,507.12	100.000
Marvin L. Mann
Affirmative	342,188,264.47	91.188
Withheld	33,069,242.65	8.812
TOTAL	375,257,507.12	100.000
William O. McCoy
Affirmative	342,330,157.73	91.225
Withheld	32,927,349.39	8.775
TOTAL	375,257,507.12	100.000
Robert L. Reynolds
Affirmative	342,014,372.01	91.141
Withheld	33,243,135.11	8.859
TOTAL	375,257,507.12	100.000
William S. Stavropoulos
Affirmative	342,782,208.19	91.346
Withheld	32,475,298.93	8.654
TOTAL	375,257,507.12	100.000
*Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IDV-USAN-1004
1.790939.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004